UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21400

Investment Company Act File Number

Eaton Vance Tax-Advantaged Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Dividend Income Fund

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 87.0%

Security	Shares	Value
Aerospace & Defense — 2.6%
General Dynamics Corp.(1)	85,000	$5,440,850
Honeywell International, Inc.(1)	300,000	16,698,000
United Technologies Corp.(1)	130,000	9,634,300

		$31,773,150

Automobiles — 1.6%
Ford Motor Co.(1)	1,860,000	$19,641,600

		$19,641,600

Building Products — 1.1%
Compagnie de Saint-Gobain(1)	370,000	$13,168,577

		$13,168,577

Commercial Banks — 10.5%
DNB ASA(1)	700,000	$6,339,971
Fifth Third Bancorp(1)	2,350,000	31,372,500
National Australia Bank, Ltd.	640,000	13,997,973
PNC Financial Services Group, Inc.(1)	150,000	9,213,000
Svenska Handelsbanken AB(1)	60,000	1,683,432
Swedbank AB, Class A(1)	300,000	4,287,550
U.S. Bancorp(1)	819,000	25,479,090
Wells Fargo & Co.(1)	1,170,000	37,498,500

		$129,872,016

Computers & Peripherals — 1.9%
Apple, Inc.(1)(2)	40,700	$23,513,611

		$23,513,611

Construction & Engineering — 1.3%
Vinci SA(1)	400,000	$16,062,183

		$16,062,183

Diversified Financial Services — 4.2%
Citigroup, Inc.(1)	755,000	$20,015,050
Deutsche Boerse AG(1)	41,783	1,999,338
JPMorgan Chase & Co.(1)	910,000	30,166,500

		$52,180,888

Diversified Telecommunication Services — 6.9%
AT&T, Inc.(1)	378,750	$12,941,887
CenturyLink, Inc.(1)	480,000	18,825,600
Deutsche Telekom AG	2,200,000	21,705,367
Tele2 AB, Class B(1)	400,000	5,950,050
Vivendi SA(1)	1,601,666	25,927,799

		$85,350,703

Security	Shares	Value
Electric Utilities — 4.1%
E.ON AG(1)	400,000	$7,335,952
Edison International(1)	677,000	30,437,920
NextEra Energy, Inc.(1)	190,000	12,414,600

		$50,188,472

Electrical Equipment — 0.4%
Emerson Electric Co.(1)	110,000	$5,144,700

		$5,144,700

Food Products — 6.1%
Kraft Foods, Inc., Class A(1)	622,821	$23,835,360
Nestle SA(1)	338,000	19,179,617
Sara Lee Corp.(1)	1,570,000	32,813,000

		$75,827,977

Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.(1)	340,000	$10,910,600

		$10,910,600

Insurance — 2.6%
Swiss Reinsurance Co., Ltd.(1)(2)	380,000	$22,019,624
Zurich Insurance Group AG(1)(2)	50,000	10,277,650

		$32,297,274

IT Services — 2.9%
International Business Machines Corp.(1)	186,000	$35,879,400

		$35,879,400

Machinery — 1.7%
Deere & Co.(1)	144,000	$10,637,280
Stanley Black & Decker, Inc.(1)	155,000	10,268,750

		$20,906,030

Metals & Mining — 2.2%
BHP Billiton, Ltd. ADR(1)	245,000	$15,074,850
Vale SA ADR(1)	621,000	11,370,510

		$26,445,360

Multi-Utilities — 5.9%
GDF Suez(1)	400,000	$7,915,863
RWE AG(1)	290,000	10,625,264
Sempra Energy(1)	500,000	32,505,000
Veolia Environnement(1)	1,935,000	22,296,603

		$73,342,730

Oil, Gas & Consumable Fuels — 8.1%
Chevron Corp.(1)	275,000	$27,035,250
ConocoPhillips(1)	225,000	11,736,000
ENI SpA(1)	1,544,000	29,744,157
Marathon Oil Corp.(1)	621,000	15,469,110
Phillips 66(1)(2)	237,500	7,132,125
Royal Dutch Shell PLC, Class A(1)	270,000	8,392,346

		$99,508,988

Security	Shares	Value
Pharmaceuticals — 8.1%
Abbott Laboratories(1)	130,000	$8,032,700
Bristol-Myers Squibb Co.(1)	160,000	5,334,400
Johnson & Johnson(1)	330,000	20,601,900
Merck & Co., Inc.(1)	596,307	22,409,217
Pfizer, Inc.(1)	720,000	15,746,400
Sanofi SA(1)	417,000	28,404,854

		$100,529,471

Road & Rail — 1.9%
Union Pacific Corp.(1)	212,000	$23,616,800

		$23,616,800

Software — 4.4%
Microsoft Corp.(1)	1,070,000	$31,233,300
Oracle Corp.(1)	880,000	23,293,600

		$54,526,900

Specialty Retail — 2.4%
Hennes & Mauritz AB, Class B(1)	700,000	$20,844,055
Limited Brands, Inc.(1)	200,000	8,872,000

		$29,716,055

Textiles, Apparel & Luxury Goods — 1.8%
VF Corp.(1)	157,000	$22,143,280

		$22,143,280

Tobacco — 1.9%
Philip Morris International, Inc.(1)	280,000	$23,662,800

		$23,662,800

Wireless Telecommunication Services — 1.5%
Vodafone Group PLC ADR	670,000	$17,949,300

		$17,949,300

Total Common Stocks (identified cost $920,152,737)		$1,074,158,865

Preferred Stocks — 34.3%

Security	Shares	Value
Capital Markets — 0.6%
Charles Schwab Corp. (The), 7.00%(3)	7,065	$7,744,339

		$7,744,339

Security	Shares	Value
Commercial Banks — 17.1%
Abbey National Capital Trust I, 8.963%(3)	10,490	$10,619,508
Bank of America Corp., 8.125%(3)	14,003	14,263,331
Barclays Bank PLC, 7.10%	321,486	7,799,250
BNP Paribas, 7.195%(3)(4)	70.17	5,990,261
CoBank, ACB, 7.00%(4)	400,000	20,562,520
Countrywide Capital V, 7.00%	133,000	3,152,100
Deutsche Bank Contingent Capital Trust III, 7.60%	404,580	10,090,225
Farm Credit Bank of Texas, Series 1, 10.00%	10,973	13,075,015
First Republic Bank, Series A, 6.70%	224,500	5,843,735
First Republic Bank, Series B, 6.20%	180,000	4,477,500
JPMorgan Chase & Co., Series 1, 7.90%(3)	27,629	30,253,445
KeyCorp, Series A, 7.75%	110,437	12,177,888
Landsbanki Islands HF, 7.431%(2)(3)(4)(5)(6)	20,750	0
Lloyds Banking Group PLC, 6.267%(2)(3)(4)	8,237	4,736,275
Lloyds Banking Group PLC, 6.657%(2)(3)(4)	12,213	7,266,735
PNC Financial Services Group, Inc., Series P, 6.125%(3)	469,500	12,066,150
Royal Bank of Scotland Group PLC, Series F, 7.65%	134,739	2,921,142
Royal Bank of Scotland Group PLC, Series H, 7.25%	10,975	227,731
Royal Bank of Scotland Group PLC, Series Q, 6.75%(2)	32,275	564,167
Royal Bank of Scotland Group PLC, Series S, 6.60%(2)	294,365	5,015,980
Royal Bank of Scotland Group PLC, Series T, 7.25%(2)	128,495	2,419,561
Standard Chartered PLC, 6.409%(3)(4)	33.60	3,118,011
Standard Chartered PLC, 7.014%(3)(4)	100.33	10,009,340
U.S. Bancorp, Series F, 6.50%(3)	258,737	6,945,148
Wells Fargo & Co., Series L, 7.50%	15,390	17,067,356

		$210,662,374

Consumer Finance — 1.1%
Ally Financial, Inc., Series A, 8.50%(3)	646,050	$14,112,187

		$14,112,187

Diversified Financial Services — 1.5%
Citigroup Capital XI, 6.00%	346,060	$8,308,900
Elmira Savings Bank FSB (The), 8.998%(3)	4,750	3,823,750
HSBC Capital Funding LP, 10.176%(3)(4)	4,737	6,358,949

		$18,491,599

Electric Utilities — 3.7%
Entergy Arkansas, Inc., 6.45%	325,000	$8,155,485
Entergy Louisiana, LLC, 6.95%	31,305	3,133,437
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	225,000	5,786,730
Southern California Edison Co., Series C, 6.00%	36,405	3,635,949
Southern California Edison Co., Series D, 6.50%	91,800	9,696,375
Southern California Edison Co., Series E, 6.25%(3)	4,967	5,365,020
Virginia Electric and Power Co., 6.12%	90	9,396,096

		$45,169,092

Security	Shares	Value
Food Products — 1.1%
Dairy Farmers of America, 7.875%(4)	94,450	$9,592,578
Ocean Spray Cranberries, Inc., 6.25%(4)	47,500	4,279,456

		$13,872,034

Insurance — 6.9%
American Overseas Group, Ltd., Series A, 7.50%(2)(3)	13,000	$4,940,813
Arch Capital Group, Ltd., Series C, 6.75%	371,500	9,635,781
Aspen Insurance Holdings, Ltd., 7.401%(3)	89,150	2,277,783
AXA SA, 6.379%(3)(4)	5,128	4,150,676
Axis Capital Holdings, Ltd., Series C, 6.875%	331,600	8,508,856
Endurance Specialty Holdings, Ltd., Series B, 7.50%	371,500	9,688,720
Montpelier Re Holdings, Ltd., 8.875%	698,427	19,206,742
PartnerRe, Ltd., Series E, 7.25%	307,759	8,044,820
Prudential PLC, 6.50%	8,867	8,195,571
RenaissanceRe Holdings, Ltd., Series D, 6.60%	297,143	7,488,004
XLIT, Ltd., Series D, 3.586%(3)	5,200	3,752,450

		$85,890,216

Real Estate Investment Trusts (REITs) — 1.9%
CapLease, Inc., Series A, 8.125%	400,000	$10,036,000
Cedar Shopping Centers, Inc., Series A, 8.875%	213,551	5,362,266
Regency Centers Corp., Series 6, 6.625%	83,824	2,170,203
Sunstone Hotel Investors, Inc., Series D, 8.00%	239,400	6,022,418

		$23,590,887

Telecommunications — 0.4%
Centaur Funding Corp., 9.08%(4)	3,760	$4,486,150

		$4,486,150

Total Preferred Stocks (identified cost $441,333,761)		$424,018,878

Corporate Bonds & Notes — 11.5%

Security	Principal Amount (000’s omitted)	Value
Commercial Banks — 2.6%
ABN Amro North American Holding Preferred Capital Repackage Trust I, 6.523% to 11/8/12, 12/29/49(4)(7)	$3,850	$3,359,125
Banco Industriale Comercial SA, 8.50%, 4/27/20(4)	2,010	2,025,075
Capital One Capital III, 7.686% to 8/15/36, 8/1/66(7)	1,347	1,365,521
CBA Capital Trust II, 6.024% to 3/15/16, 3/29/49(4)(7)	5,000	4,708,525
Citigroup Capital III, 7.625%, 12/1/36	4,730	4,919,607
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(4)(7)	10,691	10,390,765
Mellon Capital IV, 6.244% to 6/20/12, 6/29/49(7)	2,330	1,881,475
SunTrust Preferred Capital I, 4.00%, 6/29/49(3)	5,100	3,525,375

		$32,175,468

Diversified Financial Services — 2.0%
GE Capital Trust I, 6.375% to 11/15/17, 11/15/67(7)	$6,524	$6,703,410
HSBC Finance Capital Trust IX, 5.911% to 11/30/15, 11/30/35(7)	2,900	2,682,500
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(4)(7)	13,900	10,981,000
ZFS Finance USA Trust V, 6.50% to 5/9/17, 5/9/37, 5/9/67(4)(7)(8)	4,680	4,527,900

		$24,894,810

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 1.6%
Energisa SA, 9.50%, 1/29/49(4)	$4,290	$4,418,700
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(7)	15,500	15,399,358

		$19,818,058

Industrial Conglomerates — 0.6%
Hutchison Whampoa International 12, Ltd., 6.00% to 5/7/17, 5/29/49(4)(7)	$6,900	$6,839,625

		$6,839,625

Insurance — 3.2%
Allstate Corp. (The), 6.125% to 5/15/17, 5/15/37, 5/15/67(7)(8)	$1,565	$1,486,750
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(7)(8)	9,825	13,509,375
QBE Capital Funding II LP, 6.797% to 6/1/17, 6/29/49(4)(7)	3,685	3,213,029
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(4)(7)	2,839	2,601,819
Swiss Re Capital I, LP, 6.854% to 5/25/16, 5/29/49(4)(7)	8,921	8,222,530
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(7)	12,688	9,833,200

		$38,866,703

Pipelines — 1.5%
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(7)	$5,105	$5,104,290
Southern Union Co., 3.483%, 11/1/66(3)	16,265	13,804,919

		$18,909,209

Total Corporate Bonds & Notes (identified cost $138,209,139)		$141,503,873

Short-Term Investments — 3.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(9)	$41,040	$41,040,463

Total Short-Term Investments (identified cost $41,040,463)		$41,040,463

Total Investments — 136.1% (identified cost $1,540,736,100)		$1,680,722,079

Other Assets, Less Liabilities — (36.1)%		$(445,682,755)

Net Assets — 100.0%		$1,235,039,324

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Variable rate security. The stated interest rate represents the rate in effect at May 31, 2012.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2012, the aggregate value of these securities is $141,839,044 or 11.5% of the Fund’s net assets.

(5)	Defaulted security.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Security converts to floating rate after the indicated fixed-rate coupon period.

(8)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2012 was $18,045.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	70.6%	$1,187,169,903
France	7.6	128,317,320
Bermuda	3.9	64,850,706
Switzerland	3.5	59,699,421
United Kingdom	3.1	52,556,212
Germany	2.5	41,665,921
Australia	2.1	34,887,671
Sweden	1.9	32,765,087
Italy	1.8	29,744,157
Cayman Islands	1.5	24,911,425
Brazil	1.1	17,814,285
Norway	0.4	6,339,971
Iceland	0.0	0

Total Investments	100.0%	$1,680,722,079

A summary of open financial instruments at May 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation
6/29/12	British Pound Sterling 11,729,205	United States Dollar 18,175,810	Citibank NA	$100,737
6/29/12	British Pound Sterling 11,729,205	United States Dollar 18,177,030	Standard Chartered Bank	101,957
6/29/12	British Pound Sterling 11,729,205	United States Dollar 18,177,218	State Street Bank and Trust Co.	102,144
6/29/12	Euro 44,040,517	United States Dollar 54,575,670	Citibank NA	113,510
6/29/12	Euro 44,040,517	United States Dollar 54,584,434	Standard Chartered Bank	122,274
6/29/12	Euro 44,040,517	United States Dollar 54,575,978	State Street Bank and Trust Co.	113,818

				$654,440

At May 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At May 31, 2012, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $654,440.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,541,096,237

Gross unrealized appreciation	$249,240,911
Gross unrealized depreciation	(109,615,069)

Net unrealized appreciation	$139,625,842

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$61,567,480	$20,844,055		$—	$82,411,535
Consumer Staples	80,311,160	19,179,617		—	99,490,777
Energy	61,372,485	38,136,503		—	99,508,988
Financials	153,744,640	60,605,538		—	214,350,178
Health Care	72,124,617	28,404,854		—	100,529,471
Industrials	81,440,680	29,230,760		—	110,671,440
Information Technology	113,919,911	—		—	113,919,911
Materials	26,445,360	—		—	26,445,360
Telecommunication Services	49,716,787	53,583,216		—	103,300,003
Utilities	75,357,520	48,173,682		—	123,531,202
Total Common Stocks	$776,000,640	$298,158,225	*	$—	$1,074,158,865
Preferred Stocks
Consumer Staples	$—	$13,872,034		$—	$13,872,034
Financials	160,437,579	200,054,023		0	360,491,602
Telecommunication Services	—	4,486,150		—	4,486,150
Utilities	—	45,169,092		—	45,169,092
Total Preferred Stocks	$160,437,579	$263,581,299		$0	$424,018,878
Corporate Bonds & Notes	$—	$141,503,873		$—	$141,503,873
Short-Term Investments	—	41,040,463		—	41,040,463
Total Investments	$936,438,219	$744,283,860		$0	$1,680,722,079
Forward Foreign Currency Exchange Contracts	$—	$654,440		$—	$654,440
Total	$936,438,219	$744,938,300		$0	$1,681,376,519

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the period ended May 31, 2012 to require a reconciliation of Level 3 investments. At May 31, 2012, there were no investments transferred between Level 1and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	July 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	July 25, 2012